Financial instruments - Reconciliation of changes in fair value (Details) - Level 3 [member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value measurement [line items]
Opening balance	$ 485	$ 713
Total gains and losses recognised in statement of income, assets	4	(122)
Puchases, assets	78	35
Settlement, assets	(52)	(36)
Transfer to current portion, assets		(88)
Transfer to level 1	(3)
Foreign currency translation differences	(3)	(18)
Closing balance	510	485
Non-current derivative financial instruments liabilities [Member]
Disclosure of fair value measurement [line items]
Opening balance	(35)	0
Total gains and losses recognised in statement of income, liabilities	16	(35)
Puchases, liabilities	0	0
Settlement, liabilities	0	0
Transfer into level 3	0
Foreign currency translation differences	0	0
Closing balance	(19)	(35)
Current derivative financial Instruments, liabilities [Member]
Disclosure of fair value measurement [line items]
Opening balance	(1)	(4)
Total gains and losses recognised in statement of income, liabilities	1	3
Puchases, liabilities	0	0
Settlement, liabilities	0	0
Transfer into level 3	0
Foreign currency translation differences	0	0
Closing balance	0	(1)
Non-current financial investments [Member]
Disclosure of fair value measurement [line items]
Opening balance	250	397
Total gains and losses recognised in statement of income, assets	(38)	(91)
Puchases, assets	78	35
Settlement, assets	(11)	0
Transfer to current portion, assets		(88)
Transfer to level 1	(3)
Foreign currency translation differences	0	(3)
Closing balance	277	250
Non-current derivative financial instruments - assets [Member]
Disclosure of fair value measurement [line items]
Opening balance	227	283
Total gains and losses recognised in statement of income, assets	(6)	(44)
Puchases, assets	0	0
Settlement, assets	0	0
Transfer to current portion, assets		0
Foreign currency translation differences	(2)	(13)
Closing balance	219	227
Current derivative financial instruments, assets [Member]
Disclosure of fair value measurement [line items]
Opening balance	44	37
Total gains and losses recognised in statement of income, assets	31	46
Puchases, assets	0	0
Settlement, assets	(42)	(36)
Transfer to current portion, assets		0
Foreign currency translation differences	0	(3)
Closing balance	$ 33	$ 44